Property and equipment, net	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment, net
13	Property and equipment, net
Details of property and equipment and changes in the Group’s property and equipment balances are presented below:

	Leasehold Improvements	Machinery and equipment	Furniture and fixture	Computers and peripherals	Total
At December 31, 2020	2,248	185	453	1,665	4,551

Acquisitions	22	16	21	1,324	1,383
Acquisitions of subsidiaries (note 3)	—	—	36	26	62
Adjustment of hyperinflation	—	—	8	53	61
Disposals/write-downs	—	—	(30)	(25)	(55)
Depreciation	(277)	(27)	(73)	(620)	(997)
Exchange differences	(152)	(13)	(12)	(117)	(294)

At December 31, 2021	1,841	161	403	2,306	4,711

Cost	2,796	279	740	3,987	7,802
Accumulated depreciation	(955)	(118)	(337)	(1,681)	(3,091)

Net book amount	1,841	161	403	2,306	4,711

Acquisitions	16	13	56	255	340
Adjustment of hyperinflation	12	—	7	88	107

Disposals/write-downs	(120)	—	—	—	(120)
Depreciation	(428)	(32)	(72)	(661)	(1,193)
Exchange differences	110	9	14	(69)	64

At December 31, 2022	1,431	151	408	1,919	3,909

Cost	2,811	307	836	4,346	8,300
Accumulated depreciation	(1,380)	(156)	(428)	(2,427)	(4,391)

Net book amount	1,431	151	408	1,919	3,909

There were no events or changes in circumstances that indicate that the carrying amount of property and equipment may not be recoverable; therefore, no impairment charges were recorded for the years 2022 and 2021.